FORM  N-CSR

   CERTIFIED SHAREHOLDERS REPORT OF REGISTERED MANAGEMENT INESTMENT COMPANIES

Investment Company Act file number                   811-01932

Exact name of registrant as specified in charter     Valley Forge Fund, Inc.

Address of principal executive offices               1375 Anthony Wayne Dr
                                                     Wayne PA  19087

Name and address of agent for service                Bernard B. Klawans
                                                     1375 Anthony Wayne Dr
                                                     Wayne PA  19087

Registrants telephone number, including area code    610-688-6839

Date of fiscal year end:                             12/31/08

Date of reporting period:                            01/01/08 to 06/30/08


Item 1. Report to Shareholders.
                                                         Valley Forge Fund
                                                         1375 Anthony Wayne Dr.
                                                         Wayne PA 19087
                                                         June 30, 2008
Dear Fellow Shareholder:

Your Fund started 2008 at $9.35 per share. Results show that our net asset value per share closed at $8.98. This represents a decrease in value of 4.1% the first half of this year as compared to the Dow Jones Industrial Average that decreased 14.4%.

The secret (that everyone knows) of making money in the stock market in a conservative fashion is to buy low and sell high. Every one would most probably agree that the market is approaching levels where even great securities are reaching bargin basement levels. All that is required to get excellent returns is to have cash available to take advantage of the situation.

Management has patiently maintained a cash position that has now reached 67.5% of the Fund's total assets. This cash will be invested to await times when most investors agree that the market is approaching levels where even great secuities are fairly priced and go through the cycle again.

Financial Statements for the six months ended June 30, 2008 are attached.



Respectfully submitted,

s/Bernard B. Klawans
President





This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceeded or accompanied by an effective prospect-us. Nothing herein contained is to be considered an offer of sale or solicita-tion or an offer to buy shares of the Valley Forge Fund, Inc. Such offering is made only by Prospectus, which includes details as to offering price and materi-al information.
                                     - 1 -



FUND UNAUDITED EXPENSES JUNE 30, 2008 - As a shareholder of the Fund, you incur ongoing costs that include management fees and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in this Fund as compared to the ongoing costs of investing in other mutual funds. It is based on a $1,000 investment made on January 1, 2008 that is held for the entire six-month period to June 30, 2008.

Actual Expenses: The first line of the following table provides actual values & expenses. Simply divide your account value on July 1, by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to cal-ulate the expenses you actually paid on your account over the past six months.

Hypothetical Example for Comparison Purposes: The second line of the table pro-vides hypothetical account values & expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses which is not the Fund's actual return. These hypothetical account values and expenses may not be used for anything but comparison of ongoing costs of investing in this Fund with an assumed rate of return of 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any di-rect costs, such as wire or low balance fees. Therefore, the second line of the table is useful in paring ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your cost would be higher.

                  Beginning Account    Ending Account       Expenses Paid
                        Value              Value          During Period *
                     01/01/2008          06/30/2008     01/01/08 to 06/30/2008
Actual               $ 1,000.00          $   959.36             $ 5.85
Hypothetical **      $ 1,000.00          $ 1,018.90               6.02
 * Expenses are equal to the Fund's annualized expense ratio of 1.20% multiplied by 182/366 to reflect the one=half year period.
 **  With a 5% return before expenses

TOP TEN HOLDINGS AND ASSET ALLOCATION -
    Top Ten Holdings, % of Net Asset      Asset Allocation, % of Net Assets
    General Electric Corp.      6.26     Basic Materials                   0.4
    Supervalu Inc.              5.43     Communications                    5.2
    Kimberly-Clark Corp.        3.50     Consumers                        20.6
    Federal Argi Mtg Corp.      3.48     Industrials                       6.3
    Time Warner Inc.            3.43     Cash & Cash Equivalents          67.0
    AT&T Corp.                  3.08     Other Assets Less Liabilities     0.5
    Target Corp.                2.72                                     ______
    ADC Telecommunications Inc. 2.02                                     100.0%
    Pep Boys Manny Moe & Jack   2.00
    Coeur D'Alene Mines Corp.   0.44
                               _____
                               32.36%
 The above portfolio holdings are subject to change and are not recommendations of individual stocks.

PROXY VOTING GUIDLINES - The Fund's proxy voting policies and procedures, and in formation regarding how the Fund voted proxies relating to portfolio securities is available without charge by calling the Fund at 1-800-548-1942 or by visiting the Securities and Exchange's ("SEC") website (http://www.sec.gov).

QUARTERLY PORTFOLIO SCHEDULE - The Fund now files a complete schedule of invest-ments with the SEC for the first and third quarters of each fiscal year on Form N-Q. These forms are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington DC Information on the operation of this Public Reference Room may be obtained by calling (1-800-732-0330).



BOARD OF DIRECTORS - The Fund's business and affairs are managed under the di-rection of Directors that are elected annually to serve for one year. Information published by the Fund contains additional information about these Directors and is available without charge by calling 1-800-548-1942. Each Director may be contacted by writing to the director c/o Valley Forge Fund, P.O. Box 262, Valley Forge, PA 19481.

Interested Officers and Directors: *
Name and Age           Position        Time Served         Principal Occupation
                      with Fund                                Past 5 Years
Bernard B. Klawans     Director    Inception 05/15/1972  Chief Executive Officer
   Age 87         Chief Executive &      to Present      Chief Financial Officer
                  Chief Financial                              of the Fund
                      Officer
Sandra K. Texter     Secretary     01/30/2003 - Present        System Analyst
   Age 57                                                     Lockheed  Martin

Independent Directors:
Donald A. Peterson   Director and  08/15/1974 - Present      Program  Manager
   Age 67           Board Chairman                           DRS Technologies
Victor J. Belanger    Director     08/18/1980 - Present  Retired Chief Financial
   Age 65                                                Officer Linearizer Tech
Dr. James P. King     Director     Inception 05/15/1972          President
   Age 74                               to Present           Desilube Tech Inc
C. William Majer      Director     06/21/2005 - Present          President
    Age 71                                                     MajerPlus LTD

* "Interested persons" in the Fund as defined in the Investment Company Act of 1940 are Mr. Klawans because he owns the Fund's Investment Adviser and Sandra Texter because she is the daughter of Mr. Klawans and Secretary of the Fund.

REMUNERATION OF FUND OFFICERS, DIRECTORS AND ASSOCIATED PERSONS - The Fund Inde-pendent Directors and an Associated Person are paid for travel expenses associ-ated with attending Fund meetings and/or performing Fund services. Their remuneration for the six months ended June 30, 2008 was:
Bernard B. Klawans  $  0   Victer J. Belanger  $258   Donald A. Peterson   $ 149
Sandra K. Texter       0   Dr. James P. King     99   C. William Majer        99
                           Ellen Klawans          0
Since Bernard Klawans and Sandra Texter are officers of the Fund, they may not receive compensation from the Fund outside of a management fee paid to the Adviser. Everone else except Ellen Klawans is an Independent Director of the Fund. She is an Associated Person because she is Mr. Klawans daughter in law who does all the Edgar electronic SEC filings and provides other support concerned with shareholder servicing.

SECURITIES & EXCHANGE COMMISSION EXAMINATION - The Securities and Exchange Commission ("SEC") performes local examinations of all Registered mutual funds. Their most recent one of the Valley Forge Fund discussed certain previous operational practices by Fund Management. These practices have also been examined by an independent accounting hired by the Fund. Both the SEC and the independent accountant suggested that these practices were not in line with modern business practices and were best discontinued even though they had not affected Fund performance, per share pricing or shareholder values as presented in the originally filled Fund financial statements.
The Valley Forge Fund Board of Directors has addressed and caused corrective action to be taken to ensure that Fund operations and reporting procedures have been brought up to the level required in the modern financial operational environmemt. Practices that have ceased included, among other things, interest free loans from management to meet unexpected large shareholder redemptions and personal banking accounts by management in the same banking instutions as used by the Fund. In addition, the Fund's annual and semi-annual reports for the years 2004, 2005 and 2006 were reissued in Novmber 2007 to disclose these prac-tices and the corrective action taken to ensure their discontinuance.




VALLEY FORGE FUND PERFORMANCE SUMMARY - All returns in this report represent past performance that is not a guarantee of future results achieved by the Fund. The Fund's current performance may be lower or higher than future performance. In addition, by using the Fund's trading symbol VAFGX, past performance is also available from various financial websites and current information is available at any brokerage firm. Please note that both investment returns and principal value may fluctuate widely, so that an investor'shares, when sold, could be worth more or less than your original cost. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the sale of Fund shares. The following is a line graph comparing the inital and subsequent account values at the end of each of the past ten years of a $10,000 investment in the Fund and in the Dow Jones Industrial Aversge.
          I                                                          X
   17,000 I            X = VALLEY FORGE FUND
          I            O = DOW JONES INDUSTRIAL AVERAGE
   16,000 I
          I                                                                X
   15,000 I                                                          O
          I                                                   X
   14,000 I                                              X
          I
   13,000 I
          I          O                 X                      0            O
   12,000 I                      O                 X
          I                O                 X     O     0
   11,000 I          X           X
          I                            O
   10,000 I___0X___________X_________________O__________________________________
          1998  1999  2000  2001  2002  2003  2004  2005  2006  2007  2008  2009

Another measure of performance is the Fund's Average Annual Total Returns for the past 1, 5 and 10 year periods compared with the Dow Jones Averages.
A table presenting these values follows.
                                      1 Year       5 years      10 years
      Valley Forge Fund               - 9.1%         2.7%         5.6%

      Dow Jones Industrial Average    -15.4%         5.2%         2.4%

FUND FINANCIAL HIGHLIGHTS FOR A SHARE OF CAPITAL STOCK HELD THROUGH THE PERIOD
                               Ended 06/30/08   Year Ended December 31
                                  unaudited  2007    2006    2005    2004
PER SHARE DATA:
Net Asset Value, Start of Year      $ 9.35  $ 9.53  $ 8.89  $ 9.24  $ 8.89
Income from Investment Operations:  _______________________________________
  Net Investment Income (**)          0.14    0.16    0.25    0.18    0.13
  Net Real & Unrealized Gain (Loss)  (0.52)   0.11    0.64   (0.35)   0.35
                                    _______________________________________
  Total From Investment Operations.  (0.38)   0.27    0.89   (0.17)   0.48
                                    _______________________________________
Less Distributions                    0.00   (0.45)  (0.25)  (0.18)  (0.13)
                                    _______________________________________
Net Asset Value, End of Period        8.97  $ 9.35  $ 9.53  $ 8.89  $ 9.24
Total Return            (***)        (4.06)%  2.83%  10.12%  (1.84)%  5.40%
RATIOS TO AVERAGE NET ASSETS:
Expenses                           (*)1.19%   1.56%   1.27%   1.36%   1.22%
Net Investment Income                 1.30%   1.75%   1.14%   0.55%   0.69%
SUPPLEMENTAL DATA:
Net Assets in Thousands             $ 8,532 $ 9,108 $ 9,698 $ 9,510 $10,070
Portfolio Turnover Rate                0.8%    8.3%   10.3%   18.3%   15.0%
     *    Annualized
     ** Per share net investment income has been determined on the basis of average number of shares outstanding during the period.
     ***  Total return assumes reinvestment of dividends.
                                      - 4 -



                               VALLEY FORGE FUND
              UNAUDITED SCHEDULE OF INVESTMENTS - JUNE 30, 2008
COMMON STOCKS:                       32.5%     Shares       Cost        Value

 Basic Materials                      0.4%
  Coeur D'Alene Mines Corp.     (*)            13,000  $   221,935   $    37,700
                                                        __________    __________
                                                           221,935        37,700
 Communications                       5.2%
  ADC Telecommunications        (*)            12,000      190,021       177,240
  AT&T Corp.                                    7,794      236,687       262,580
                                                        __________    __________
                                                           426,708       439,820
 Consumers                           20.6%
  Federal Agic Mtg Corp. Class C Non Voting    12.000      294,069       297,360
  Kimbery-Clark Corp                            5,000      295,455       298,900
  Pep Boys - Manny, Moe & Jack                 20,000      542,916       174,400
  Supervalu Inc.                               15,000      162,719       463,350
  Target Corp.                                  5,000      299,605       232,450
  Time Warner Inc.                             20,000      332,670       296,000
                                                        __________    __________
                                                         1,927,434     1,762,460
 Industrials                          6.3%
  General Electric Company                     20,000      752,373       533,800
                                                        __________    __________
                                                           752,373       533,800
                                                       __________    ___________
   Total Common Stocks                                 $ 3,328,450   $ 2,773,780
                                                       ___________   ___________
 SHORT-TERM INVESTMENTS:             67.0%
  Commerce Bank Saving Act 4.8% (**)                   $ 5,722,195   $ 5,722,195
                                                       ___________   ___________
   Total Short-Term Investments                        $ 5,722,195   $ 5,722,195
                                                       ___________   ___________
 TOTAL INVESTMENTS                   99.5%             $ 9,050,645   $ 8,495,975
                                                                     ___________
 OTHER ASSETS LESS LIABILITIES - NET  0.5 %                               41,091

                                                                     ___________
    NET ASSETS                       100.0%                          $ 8,537,066
                                                                     ===========
*   Non-income producing during the period

** Only $100,000 of this amount is insured by the Federal Government. Fund Management believes that the risk of loss is small but, nevertheless should be disclosed. Funds may be withdrawn from this account without penalty at any time.














                                      - 5 -



                               VALLEY FORGE FUND
          UNAUDITED STATEMENT OF ASSETS & LIABILITIES - JUNE 30, 2008

Assets: Investments in securities at value (cost $ 9,050,645)       $ 8,495,975
  Cash and cash equivalents                                               9,973
  Dividends and interest receivable                                      30,100
  Delta retained earnings 2007                                            1,018
                                                                    ___________
           Total Assets                                               8,537,066
                                                                    ___________

Liabilities:Accrued expenses                                                  0
                                                                    ___________

Net Assets:                                                         $ 8,537,066
                                                                    ===========
Composition of Net Assets:
  Common stock                                                      $       951
  Paid in capital                                                     8,890,100
  Accumulated undistributed net investment income                       200,685
  Net unrealized depreciation of investments                           (554,670)
                                                                    ___________
   Net Assets:  (equivalent to $ 8.97 per share based on
                 951,359 shares outstading) (Note 4)                $ 8,537,066
                                                                    ===========


       UNAUDITED STATEMENT OF OPERATIONS - SIX MONTHS ENDED JUNE 30, 2008

Investment Income:
   Dividends:                                                        $   42,925
   Interest                                                             123,449
                                                                     __________
     Total Income:                                                      166,374
                                                                     __________
Expenses:
  Investment advisory fee (Note 2)                                       43,719
  Non-interested directors' fees and expenses                               555
  Fees                                                                    8,017
  Communications                                                            738
  Other                                                                  (4,896)
  P & M                                                                   2,173
  Taxes                                                                   1,995
                                                                       ________
    Total expenses:                                                      52,301
                                                                     __________
Net Investment Income:                                               $  114,073
                                                                     __________
Realized and Unrealized Gain (Loss) From Investments:
  Net realized gain on investment securities                             39,521
  Net change in unrealized depreciation on investment securities       (514,748)
                                                                     __________
Net Realized and Unrealized Gain (Loss) from Investments:              (479,227)
                                                                     __________
Net Decrease in Net Assets Resulting from Operations:                $ (361,154)
                                                                     ==========

   The accompanying notes are an integral part of these unaudited financial statements



                                      - 6 -



             VALLEY FORGE FUND STATEMENTS OF CHANGES IN NET ASSETS
        SIX MONTHS ENDED JUNE 30, 2008, AND YEAR ENDED DECEMBER 31, 2007

                                                        06/30/08       12/31/07
                                                        Unaudited
Increase (decrease) in Net Assets from Operations:
 Investment income - net                             $   114,073     $  170,780
 Net realized gain from investments                       39,521        255,628
 Unrealized appreciation of investment                  (514,748)      (143,875)
                                                     ___________    ___________
  Net Increase in net assets  fron operations           (361,154)       282,533
                                                     ___________    ___________

 Distributions to shareholders                                 0       (422,586)
 Capital share transactions (Note 4)                    (209,769)      (450,417)
                                                     ___________     ___________
  Total increase (decrease)                             (570,923)      (590,470)

Net Assets:
 Beginning of period                                 $ 9,107,989    $ 9,698,459
                                                     ___________    ___________
 End of period                                       $ 8,537,066    $ 9,107,989
                                                     ===========    ===========

           UNAUDITED NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2008

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES - Organization: The Valley Forge Fund, Inc. (the "Fund"), is a non-diversified open-end management invest-ment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to provide appreciation through investment in common stocks and securities convertible into common stocks. The following summarizes significant accounting policies followed by the Fund.

Security Valuation: Securities are valued at the last reported sales price or in the case of securities where there is no reported last sale, the closing bid price. Securities for which market quotations are not readily available are valued at their fair values as determined in good faith by or under the super-vision of the Company's Board of Directors in accordance with methods that have been authorized by the Board. Short-term investments (maturities of 60 days or less) are valued at amortized cost that approximates market value.

Securities Transactions & Investment Income: Security transactions are recorded on the dates transactions are entered into (the trade dates). Realized gains
& losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is deter-mined on the accrual basis. Discount on fixed income securities is amortized.

Dividends and Distributions to Shareholders: The Fund records all dividends and distributions payable to shareholders on the ex-dividend date. Permanent book and tax differences relating to shareholder distributions may result in reclass-ifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss. Undistributed net investment income and accumulated undistributed net realized gain/loss on in-vestment transactions may include temporary book and tax differences which reverse in subsequent periods. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Federal Income Taxes: It is the Fund's intention to qualify as a regulated in-vestment company and distribute all of its taxable income. The Fund has com-plied to date with the provisions of the Internal Revenue Code applicable to investment companies and accordingly, no provision for Federal income taxes is required in the financial statements.
                                      - 7 -



Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets & liabilities & dis-closure of contingent assets & liabilities at the date of the financial state-ments & reported amounts of increases & decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Concentration of credit risk: As of June 30, 2008, the Fund maintains its cash in bank deposit accounts at one federally insured financial instution. The balance at times may exceed depositor's insurance provided by the applikcable quaranty agency.

2. MANAGEMENT FEE AND TRANSACTIONS WITH AFFILIATES - Under the terms of the investment management agreement, Valley Forge Management Corp. ("the Manager") has agreed to provide the Fund investment management services and be responsible for the day to day operations of the Fund. The Manager receives a fee, payable monthly, for providing investment advice at an annual rate of 1% based on the average daily net assets of the Fund. The fee is accrued daily and paid monthly. A management fee of $43,719 was paid for the six months ended
June 30, 2008. The Manager also provides transfer agency, portfolio pricing, administration, accounting, financial reporting, tax accounting, and compliance services to the Fund at no charge. Mr. Bernard Klawans is the sole owner, director and officer of the Manager and is also President, Chief Executive Officer and Chief Financial Officer of the Fund.

3. INVESTMENT TRANSACTIONS - Purchases and sales of investment securities (excluding short-term securities) for the six months ended June 30, 2008 were $146,053 and $1,145,166 respectively. At June 30, 2008 net unrealized depreciation for Federal income tax puposes aggregated $(558,670) of which $307,367 related to unrealized appreciation of securities and $636,611 related to unrealized depreciation of securities. The cost of investments at June 30, 2008 for Federal income tax purposes was $3,328,450 excluding short-term investments.

4. CAPITAL SHARE TRANSACTIONS - As of June 30, 2008, there were 10,000,000 shares of $.001 per value capital stock authorized. The total par value plus paid-in capital equaled 8,891,051. Share transactions totaled:

                                    Six months ended 6/30/08     Year - 2007
                                        Shares     Amount     Shares     Amount
                                       ------------------    ------------------
Shares sold                             7,580  $  70,283     15,842  $  159,140
Shares issued in dividend reinvestment      0          0     43,040     403,669
Shares redeemed                       (30,432)  (280,052)  (101,964) (1,013,246)
                                       _________________________________________
Net increase (decrease)               (22,852) $(209,769)   (43,082)  ($450,437)
                                       =========================================
5. FEDERAL INCOME TAXES - Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. As of June 30, 2008, the taxable components of distributable earnings were as follows:
            Undistributed ordinary income              $   27,083
            Uudistributed qualified dividend income    $   32,625
            Undistributed long-term capital gain       $  111,277
            Undistributed net depreciation             $ (200,685)
The tax character of distributions paid during the years ended December 31, 2007 and 2006 were as follows:
                                               2007           2006
            Qualified dividends             $ 216,074      $ 168,592
            Long-term capital gains         $ 210,324      $  80,625
                                            ---------      ---------
                                            $ 426,408      $ 249,217
                                         - 8 -



6. NEW ACCOUTING PRONOUNCEMENTS - In March 2008, the Financial Accounting Standard Board ("FASB") issued Statement of Financial Accounting Standards No.11, "Disclosures about Derivative Instruments and Hedging Activities." FAS 161 is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their efforts on an entity's financial position, financial performance and cash flows. FAS 161 is effective for financial statements issued for fiscal years and interm periods beginning after November 15, 2008 with early application encouraged. Management does not expect the adaption of FAS 161 to have an effect on its financial statements.

The Fund adapted the FASB Statement of Financial Accounting Standards No.
157 ("FAS 157") Fair Value Measurements effective January 1, 2008. which defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles ("GAAP"), and expands disclosures about fair value measurements. The Fund found that adaption of FAS 157 had no effect on its financial statements. All securities purchased by the Fund trade on national stock exchanges, are liquid and have closing prices that are readily available for use in pricing the Fund securities on a daily basis.
The three-tier hirearcy of inputs along with evaluation of the Fund's investments in securities as of June 30, 2008 are summarized below.

                                                       Valley Forge Fund
                                                  Investments    Other Financial
                                                 in Securities     Instruments *
Level 1 Quoted prices in active narkets for
        identical investments.                     $2,773,780       $         0
Level 2 Other significant observable inputs
        (including quoted prices for similar
        investments, interest rates, prepayments,
        speeds, credit risk, etc.                           0                 0
Level 3 Significant unobservable inputs (including
        the Fund's own assumptions in deteremining
        the fair value of investments)                      0                 0
                                                   __________      ____________
        Total Value of Commom Stocks 06/30/08      $2,773,780       $         0

* Other financial instruments are derivative instruments not reflected in the portfolio of investments, such as forwards and swap contracts, which are valued at the realized appreciation/deprecition on the instrument.

In June 2006, FASB issued Interpretation No. 48 ("FIN"), Accounting for Uncertanty in Income Taxes". FIN 48 established the minimum threshold for recognizing, and a system for measuring the benefits of tax-return positions in financial statements, effective for the fund's current fiscal year. Management found that adaption of FIN 48 had an effect on its financial statements and has concluded that no provision for income tax is required in the Fund's financial statements.

7. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - In November 2007. the Fund's independent registered public accounting firm at that time, Sanville & Company, reissued their firm's audit reports under Form N-CSR/A for the years ended December 31, 2006, 2005 and 2004 to disclose tnat there were omitted disclosures regarding concentration of credit risk and disclosures regarding related party transactions wherein the sole shareholder of the Manager of the Fund made various no interest short- term loans to the Fund to assist the Fund in meeting redemption requests without having to sell portfolio investments.
For the six months ended June 30, 2008, the Manager of the Fund made no short term, interest-free loans to the Fund in order to assist the Fund in meeting redemption requests.
                                     - 9 -



Item 2. Code of Ethics
                                 CODE OF ETHICS

Pursuant to the requirements of Sections 406 & 407 of the Sarbanes Oxley Act of 2002, the Vally Forge Fund, (the "Fund"), hereby adopts the following Code of Ethics that applies to Bernard Klawans who is the Fund's principal executive, financial and accounting officer or persons performing similar functions regardless of whether these individuals are employed by the Fund or a third party in order to prepare these written standards that are reasonably designed to deter wrongdoing and to

a) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

b) Full, fair, accurate, timely and understandable disclosure in reports and documents that the Fund files with, or submits to, the Securities & Exchange Commission and in all public communications;

c) Compliance with all applicable governmental laws, rules and regulations;

d) Prompt internal reporting of violations of the code, should any ever occur, to all principal officers of the Fund and all appropriate persons identified in the code; and

e) The principal executive officer of the Fund will be held accountable for adherence to the code as presented above.

Item 3. Audit Committee Financial Expert.
Mr. Klawans has prepared all financial documens issued by the Fund, is still responsible for their preparation. The current Fund auditor is Kevi n Conner of Conner & Associates
Victor Belanger, retired Chief Financial Officer, Linearizer Technology Inc. in Hamilton NJ is an "independent" member of the Board of Directors of the Valley Forge Fund who has performed several independent examinations including those of the Fund's securities held in self custodianship in the past thirty five years. He always reported satisfactory findings to the Board of Directors.

Items 4-8. (Reserved)

Item 9. Controls and Procedures.
Bernard B. Klawans is the president of the Fund. He handles all financial mat-ters of the Fund and has along wuth support from the Fund's Board of Directors instituted additional internal control procedures to not only improve accuracy and safety in all financial matters involved in running the Fund but also properly publish disclosures of Fund Operations. He is also president and owner of the Investment Adviser, the Valley Forge Management Corporation that has acted as Transfer Agent "pro bono" to the Fund.

Item 10. Exhibits.
   A. Code of Ethics.
      Filed under Item 2 Code of Ethics above

   B. Certification.

                               CERTIFICATIONS

                    I, Bernard B. Klawans certify that:

1. I have prepared this report on Form N-CSR of the Valley Forge Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement, a material fact or omit to state a material fact necessary to make the statement made, in light of the circumstances under which such statements were made, mis-leading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial infor-mation presented, fairly show in all material respects as of, and for the peri-ods included in this report. Cash flow information is not considered pertainent to this document or the registrant;

4. Mr. Klawans is the certifying officer of the Fund who is responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and has:
   a) Designed such disclosure controls and procedures to ensure that material information relating to the registrant is made known to him by all others associated with the Fund, particularly during the period which this report is being prepared;
   b) Evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Eveluation Date"); and
   c) Evaluated and believes that the effectiveness of the disclosure controls and procedures produces a satisfactory evaluation of the Fund's financials reported in the unaudited semi- annual report given above as of the Evaluation Date;

5. The Board of Directors and Mr. Klawans have discused, based on their most recent evaluation, that:
   a) They were satisfied that there were no significant deficiencies in the design or operation of internal controls which could adversly affect the registrrant's ability to record, process, summarize, and report financial data; and
   b) There was no fraud, whether or not material, that involves management or other employees who might have a role in internal controls;

6. The registrant's Board of Directors and Mr. Klawans hereby state in this re-port that there have been changes in internal controls or other factors that do not deminish the accuracy of the financial results but significantly affect internal controls subsequent to the date our most recent evaluation, including corrective actions with regard to deficiencies and material weaknesses.

   Date:                                              07/28/08
                                                  /s/ Bernard B. Klawans
                                                      President and
                                                      Chief Financial Officer

                                   SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Invsstment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                  Valley Forge Fund, Inc.

By (Signature and Title)                      /s/ Bernard B. Klawans
                                                  Bernard B. Klawans
                                                  President

Date                                              07/28/08